SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	2,845,719
Number of Share Options, Granted	0	0
Number of Share Options, Exercised	(14,094)
Number of Share Options, Forfeited or expired	(141,978)
Number of Share Options, Ending Balance	2,689,647	2,845,719
Number of Share Options, Fully vested and expected to vest	2,689,647
Number of Share Options, Exercisable	2,570,973
Weighted-Average Exercise Price, Beginning Balance	$ 5.89
Weighted-Average Exercise Price, Exercised	4.13
Weighted-Average Exercise Price, Forfeited or expired	5.42
Weighted-Average Exercise Price, Ending Balance	5.93	$ 5.89
Weighted-Average Exercise Price, Fully vested and expected to vest	5.93
Weighted-Average Exercise Price, Exercisable	$ 5.88
Weighted-Average Remaining Contractual Term, Outstanding	5 years 1 month 28 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	5 years 1 month 28 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 21 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest	0
Aggregate Intrinsic Value, Exercisable	$ 0
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	5,360,526
Number of Share Options, Granted	158,949		0
Number of Share Options, Exercised	(68,148)
Number of Share Options, Ending Balance	5,451,327	5,360,526
Number of Share Options, Fully vested and expected to vest	5,451,327
Number of Share Options, Exercisable	2,133,066
Weighted-Average Exercise Price, Beginning Balance	$ 2.47
Weighted-Average Exercise Price, Granted	4.13
Weighted-Average Exercise Price, Exercised	2.47
Weighted-Average Exercise Price, Ending Balance	2.52	$ 2.47
Weighted-Average Exercise Price, Fully vested and expected to vest	2.52
Weighted-Average Exercise Price, Exercisable	$ 2.47
Weighted-Average Remaining Contractual Term, Outstanding	8 years 3 months 14 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	8 years 3 months 14 days
Weighted-Average Remaining Contractual Term, Exercisable	8 years 3 months 3 days
Aggregate Intrinsic Value, Outstanding	$ 2,593
Aggregate Intrinsic Value, Fully vested and expected to vest	2,593
Aggregate Intrinsic Value, Exercisable	$ 1,045